Consolidated Statement of Cash Flows (Parenthetical) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Interest paid classified in financing activity	R$ 482	R$ 774	R$ 504